Business Combinations - Additional Information (Detail) (Delphi In South Korea And China, USD $) In Millions, unless otherwise specified	Mar. 31, 2010
Delphi In South Korea And China
Business Acquisition [Line Items]
Purchase price of acquisition	$ 73